N-2	Sep. 29, 2023
Cover [Abstract]
Entity Central Index Key	0001001082
Amendment Flag	false
Securities Act File Number	001-39144
Document Type	8-K
Entity Registrant Name	DISH NETWORK CORPORATION
Entity Address, Address Line One	9601 South Meridian Boulevard
Entity Address, City or Town	Englewood
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80112
City Area Code	303
Local Phone Number	723-1000
Entity Emerging Growth Company	false